Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	Series E Convertible Preferred Stock [Member]	Series B, C, D, E Convertible Preferred Stock [Member]	Series B, C, D, E Convertible Preferred Stock [Member] Previously Reported [Member]	Series B, C, D, E Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Old Ginkgo Common Stock [Member]	Old Ginkgo Common Stock [Member] Previously Reported [Member]	Old Ginkgo Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member] Series E Convertible Preferred Stock [Member]	Common Stock [Member] Series D & B Convertible Preferred Stock [Member]	Treasury Stock [Member]	Treasury Stock [Member] Previously Reported [Member]	Treasury Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member] Series E Convertible Preferred Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]
Balance as of December 31, 2019 (as previously reported) at Dec. 31, 2018					$ 149	$ (149)		$ 86	$ (86)	$ 116		$ 116
Beginning balance (Shares) at Dec. 31, 2018					14,943,599	(14,943,599)		8,555,710	(8,555,710)	1,153,356,703	0	1,153,356,703
Balance as of December 31, 2019 (as previously reported) at Dec. 31, 2018	$ 213,432	$ 213,432									$ 0				$ (24,453)	$ (24,449)	$ (4)	$ 450,391	$ 450,268	$ 123		$ (221,942)	$ (221,942)		$ 9,320	$ 9,320
Beginning balance (Shares) at Dec. 31, 2018															(37,135,889)	(756,633)	(36,379,256)
Exercise of stock options	7																	7
Exercise of stock options, Share										500,621
Conversion of convertible promissory notes into Series E convertible preferred stock			$ 211,608							$ 7											$ 211,601
Conversion of convertible promissory notes into Series E convertible preferred stock, Share										69,151,117
Retirement of treasury stock										$ (4)					$ 24,861			(24,857)
Retirement of treasury stock, Share										(37,626,694)					37,626,694
Vesting of restricted stock awards										367,858
Beneficial conversion feature of convertible promissory notes	(12,651)																	(12,651)
Repurchase of common stock	(408)														$ (408)
Repurchase of common stock, Share															(490,805)
Issuance of warrants to purchase Series D convertible preferred stock	150																	150
Issuance of Series E convertible preferred stock, net of issuance costs			208,801										$ 7								208,794
Issuance of Series E convertible preferred stock, net of issuance costs													69,812,427
Stock-based compensation expense	771																	771
Net loss	(119,857)																					(119,327)			(530)
Balance as of December 31, 2020 at Dec. 31, 2019	501,853			$ 0			$ 0			$ 126					$ 0			834,206				(341,269)			8,790
Ending balance (Shares) at Dec. 31, 2019				0			0			1,255,562,032					0
Exercise of stock options	26																	26
Exercise of stock options, Share										1,921,941
Vesting of restricted stock awards										256,838
Issuance of Series E convertible preferred stock, net of issuance costs			$ 94,420										$ 3								$ 94,417
Issuance of Series E convertible preferred stock, net of issuance costs													30,855,065
Stock-based compensation expense	476																	476
Net loss	(126,723)																					(126,609)			(114)
Balance as of December 31, 2020 at Dec. 31, 2020	$ 470,052			$ 0			$ 0			$ 129					$ 0			929,125				(467,878)			8,676
Ending balance (Shares) at Dec. 31, 2020				0			0			1,288,595,876					0
Exercise of stock options, Share	10,969,639
Issuance of common stock upon exercise of stock options and vesting of restricted stock units	$ 176									$ 9								167
Issuance of common stock upon exercise of stock options and vesting of restricted stock units										91,080,290
Tax withholdings related to net share settlement of equity awards	(9,463)																	(9,463)
Tax withholdings related to net share settlement of equity awards										(797,313)
Founder shares repurchase	(24,998)																	(24,998)
Founder shares repurchase, Share										(2,707,280)
Vesting of restricted stock awards										$ 4								(4)
Vesting of restricted stock awards										38,798,801
Issuance of warrants to purchase Series D convertible preferred stock	300																	300
Issuance of common stock for a business acquisition	15,160																	15,160
Issuance of common stock for a business acquisition										1,633,937
Issuance of Series E convertible preferred stock, net of issuance costs													408,497	1,013,708
Issuance of common stock upon reverse recapitalization, net of offering costs (Note 3)	1,509,629									$ 19								1,509,610
Issuance of common stock upon reverse recapitalization, net of offering costs (Note 3), Share										193,365,636
Assumption of Public and Private Placement Warrants	(194,453)																	(194,453)
Non-controlling interest contributions	59,933																								59,933
Stock-based compensation expense	1,579,400																	1,579,400
Foreign currency translation	(1,715)																							$ (1,715)
Net loss	(1,836,642)																					(1,830,047)			(6,595)
Balance as of December 31, 2020 at Dec. 31, 2021	$ 1,567,379			$ 0			$ 0			$ 161					$ 0			$ 3,804,844				$ (2,297,925)		$ (1,715)	$ 62,014
Ending balance (Shares) at Dec. 31, 2021				0			0			1,611,392,152					0